Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [Abstract]
Schedule of Name and Relationship with Related Parties	Relationship with related parties
Name of related parties	Relationship with the Group
Newlink	Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	Significantly influenced by the Group

Schedule of Balances with Related Parties	Balances with related parties
	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Included in amount due to related parties as trade payables (Note 11) and other payables and accruals (Note 12)
Newlink (e)	147,005	318,412
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	216	216
	147,221	318,628

Schedule of Transactions Between Related Parties

The following table sets forth the compensation information of the Group’s directors and executive officers for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Short-term employee benefits	2,028	1,876
Share-based compensation	2,102	(2,636)
	4,130	(760)